COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income / (loss)	$ (1,000)	$ 1,062,000			$ 134,000
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation		2,024,000			354,000
(Increase) / Decrease in:
Accounts receivable, trade		386,000			24,000
Due from a related party					(70,000)
Inventories		(1,610,000)			23,000
Prepaid expenses and other assets		(93,000)			(460,000)
Increase / (Decrease) in:
Accounts payable, trade and other		64,000			263,000
Due to related parties	1,000	151,000			59,000
Deferred revenue		16,000			228,000
Net cash provided by / (used in) Operating Activities		2,374,000			715,000
Cash Flows used in Investing Activities:
Payments for vessel improvements (Note 4)					(42,000)
Net cash used in Investing Activities		(4,778,000)			(42,000)
Cash Flows from Financing Activities:
Net cash provided by Financing Activities		11,720,000			1,000,000
Net increase in cash and cash equivalents		9,316,000			1,673,000
Cash and cash equivalents at beginning of the year/period	0	1,673,000			0
Cash and cash equivalents at end of the period		$ 10,989,000			$ 1,673,000
OceanPal Inc. Predecessors
Cash Flows from Operating Activities:
Net income / (loss)			$ 433,460	$ (1,018,310)		$ 750,983	$ (3,795,959)	$ (1,862,852)
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation			1,191,889	962,135		2,192,911	2,151,977	2,479,432
Asset impairment charge (Note 4)								3,047,978
Vessel fair value adjustment (Note 4)				(200,500)			(200,500)
(Increase) / Decrease in:
Accounts receivable, trade			1,002,389	234,767		169,243	(725,324)	(302,696)
Due from a related party			(222,509)	(60,553)		(14,418)	(1,167,746)	(1,891)
Inventories			38,272	5,288		(26,611)	(13,199)	392,255
Insurance claims			941,488	(7,841)		941,488	1,145,969	(2,078,347)
Prepaid expenses			194,952	(149,854)		191,097	(155,786)	(403,488)
Prepaid expenses and other assets				(394,242)
Increase / (Decrease) in:
Accounts payable, trade and other			147,056	9,486		87,213	(47,062)	(160,921)
Due to related parties			(92,350)	(169,004)		(115,280)	(122,741)	220,261
Accrued liabilities			(526,565)	570,591		(1,125,141)	1,189,260	202,046
Deferred revenue			235,897	(62,112)		135,080	(155,877)	(90,092)
Drydock costs			(2,743)	(271,450)		(5,535)	(826,180)	(2,234)
Net cash provided by / (used in) Operating Activities			3,341,236	(551,599)		3,181,030	(2,723,168)	1,439,451
Cash Flows used in Investing Activities:
Payments for vessel improvements (Note 4)			(29,477)	(719,290)		(23,850)	(1,474,965)
Net cash used in Investing Activities			(29,477)	(719,290)		(23,850)	(1,474,965)
Cash Flows from Financing Activities:
Parent investment/(distribution), net			(3,349,458)	1,271,586		(3,196,728)	4,235,856	(1,504,222)
Net cash provided by Financing Activities			(3,349,458)	1,271,586		(3,196,728)	4,235,856	(1,504,222)
Net increase in cash and cash equivalents			(37,699)	697		(39,548)	37,723	(64,771)
Cash and cash equivalents at beginning of the year/period			39,638	1,915		39,638	1,915	66,686
Cash and cash equivalents at end of the period	$ 1,939		$ 1,939	$ 2,612		$ 90	$ 39,638	$ 1,915